Accruals and Other Payables	6 Months Ended
Jun. 30, 2025
Accruals and Other Payables [Abstract]
ACCRUALS AND OTHER PAYABLES

11. ACCRUALS AND OTHER PAYABLES

Accruals and other payables consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Payroll payable	2,958,302	3,027,813	385,714
Accrued expenses	630,462	417,296	53,159
Customer deposits	1,544,620	1,532,300	195,201
Contract liabilities	7,530,159	3,360,487	428,093
Other tax payables	64,091	167,739	21,368
Others	30,670	—	—
Total	12,758,304	8,505,635	1,083,535

Changes in the Group’s contract liabilities are presented as follows:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Beginning balance	—	7,530,159	959,268
Addition	7,584,619	2,108,497	268,602
Recognized as revenue	(54,460)	(6,289,719)	(801,248)
Exchange alignment	—	11,550	1,471
Ending balance	7,530,159	3,360,487	428,093